Other Non-Current Assets (Details) shares in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2026 USD ($) shares	May 31, 2025	Jun. 30, 2026 USD ($) vessel	Dec. 31, 2025 USD ($)
Components of Other Non-Current Assets:
Pre-operational assets			$ 106,454	$ 46,780
Operating lease right-of-use-assets			5,307	6,198
Other			36,881	7,522
Other non-current assets			160,783	63,051
Jett Texas
Components of Other Non-Current Assets:
Investment owned, cost			5,000
FLNG Esperanza
Components of Other Non-Current Assets:
Prepaid Insurance			$ 4,500	2,400
FLNG | LNG carrier
Components of Other Non-Current Assets:
Number of carriers owned and operated | vessel			2
FLNG Hilli project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent			$ 82,300	38,500
FLNG deployment project term		20 years	20 years
Fourth FLNG unit
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent			$ 15,800	0
F2K Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent			8,300	8,300
FLNG Hilli and FLNG Esperanza bareboat
Components of Other Non-Current Assets:
Initial direct costs			26,600
Cash payment	$ 10,000
FLNG Hilli and FLNG Esperanza bareboat | Restricted Stock Units (RSUs)
Components of Other Non-Current Assets:
Number of shares, acquisition of other investments (in shares) | shares	750
Number of shares, restricted stock unit vested upon grant (in shares) | shares	300
Vested upon grant	$ 16,600
Interest rate swap
Components of Other Non-Current Assets:
MTM asset on IRS derivatives (note 19)			$ 12,141	$ 2,551